Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The Company has operating leases for administrative offices in the United States (California), Canada, India, United Kingdom and Germany.

The Company terminated the lease in Ratingen, Germany in January 2021. The Company entered into two new operating leases for its administrative offices in Ratingen, Germany, both from February 1, 2021 through January 1, 2023. The monthly lease rate is approximately $2,774 and $1,083 per month. The Company renewed the operating lease, which expires on July 31, 2023. The new monthly lease rate is approximately $2,028 and $1,633.

As part of the acquisition of IntraNav on December 9, 2021. the Company acquired right-of-use assets and lease liabilities related to an operating lease for an office space (the IntraNav office) located in Frankfurt, Germany. This lease expires on January 6, 2025 and the current lease rate is approximately $9,232 per month.
The Company entered into two new operating leases for its administrative office in Hyderabad, India and Manila, Philippines. The Hyderabad, India and Manila, Philippines office lease expires on March 25, 2025 and May 14, 2025, respectively.The Company has no other operating or financing leases with terms greater than 12 months.
Right-of-use assets is summarized below (in thousands):

	As of December 31, 2022	As of December 31, 2021
Palo Alto, CA Office	$630	$631
Hyderabad, India Office	342	359
Coquitlam, Canada Office	91	97
Westminster, Canada Office	—	10
Toronto, Canada Office	565	949
Ratingen, Germany Office	85	90
Berlin, Germany Office	508	536
Slough, United Kingdom Office	—	34
Frankfurt, Germany Office	294	312
Manila, Philippines Office	247	—
Less accumulated amortization	(1,550)	(1,281)
Right-of-use asset, net	$1,212	$1,737

Less discontinued operations	(681)	(724)
Right-of-use asset, continuing operations	$531	$1,013
Lease expense for operating leases recorded in the balance sheet is included in operating costs and expenses and is based on the future minimum lease payments recognized on a straight-line basis over the term of the lease plus any variable lease costs. Operating lease expenses, inclusive of short-term and variable lease expenses, recognized in our consolidated statements of operations for both years ended December 31, 2022 and 2021 was $1.2 million, of which 0.6 million for both years pertain to discontinued operations.
During the years ended December 31, 2022 and 2021, the Company recorded $0.7 million each year as rent expense to the right-of-use assets, of which $0.4 million pertain to discontinued operations.
During the years ended December 31, 2022 and 2021, the Company recorded short-term and variable lease expenses of $0.5 million and $0.3 million each year, respectively, of which $0.3 million and $0.2 million pertain to discontinued operations.
Lease liability is summarized below (in thousands):

	As of December 31, 2022	As of December 31, 2021
Total lease liability	$1,255	$1,751
Less: short term portion	(477)	(643)
Long term portion	$778	$1,108

Less discontinued operations	(444)	(531)
Long term portion, continuing operations	$334	$577
Maturity analysis under the lease agreement is as follows (in thousands):

Year ending December 31, 2023	$539
Year ending December 31, 2024	454
Year ending December 31, 2025	275
Year ending December 31, 2026	98
Year ending December 31, 2027	—
Total	$1,366
Less: Present value discount	(111)
Lease liability	$1,255

Less discontinued operations	(710)
Lease liability, continuing operations	$545
Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used its incremental borrowing rate based on the information available at the date of adoption of Topic 842. As of December 31, 2022, the weighted average remaining lease term is 2.79 and the weighted average discount rate used to determine the operating lease liabilities was 6.3%.